OTHER INCOME	12 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
OTHER INCOME

14. OTHER INCOME

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Government grants	21,641	-	-
Interest income	645	849	647
Exchange gain	2,465	-	-
Gain for early termination of finance lease	-	12,832	-
Consultancy income	-	-	75,000
Miscellaneous income	41,866	8,911	70,059

	66,617	22,592	145,706